Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Finance Income and Finance Expense	Finance Income and Finance Expense

(CAD$ in millions)	2020	2019
Finance income
Investment income	$10	$48
Total finance income	$10	$48

Finance expense
Debt interest	$275	$276
Interest on advances from SMM/SC	42	41
Interest on lease liabilities (Note 21(c))	37	39
Letters of credit and standby fees	48	51
Net interest expense on retirement benefit plans	5	7
Accretion on decommissioning and restoration provisions (Note 24(a))	114	112
Other	8	15
	529	541
Less capitalized borrowing costs	(251)	(275)
Total finance expense	$278	$266